Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Non Controlling Interests [Abstract]
Balance at beginning of the year	$ 7,096		$ 3,986	$ 4,401
Efects of business combination	11,072
Net income of non controlling interest	1,148	$ 58	457	94
Exchange differences on translation of foreign operations	(1,138)		1,845	(554)
Remeasurements of the net defined employee benefit liability	38			6
Valuation of the effective portion of derivative financial instruments, net of taxes	(74)		51	50
Increase in shares of non-controlling interest			826
Dividends paid	(1)		(69)	(11)
Balance at end of the year	$ 18,141	$ 924	$ 7,096	$ 3,986